Schedule of Finance income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest income	₪ 1,555	₪ 2,700	₪ 5,301
Interest in respect of loan from related party			74
Exchange differences	1,574	47	508
Total finance income	₪ 3,129	₪ 2,747	₪ 5,883